096 P-1 11/11

SUPPLEMENT DATED NOVEMBER 1, 2011

TO THE PROSPECTUS DATED

AUGUST 1, 2011

OF

TEMPLETON FRONTIER MARKETS FUND

The prospectus is amended as follows:

The portfolio management team under the “Fund Details – Management” section on page 22 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in frontier market countries. The portfolio managers of the team are as follows:

MARK MOBIUS, PH.D.   Executive Chairman of Templeton Emerging Markets Group and Portfolio Manager of Asset Management

Dr. Mobius has been the lead portfolio manager of the Fund since inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

The following individuals have secondary portfolio management responsibilities:

Allan Lam   Portfolio Manager of Asset Management

Mr. Lam has been a portfolio manager of the Fund since November 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

DENNIS LIM   Co-Chief Executive Officer and Director of Asset Management

Mr. Lim has been a portfolio manager of the Fund since November 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

TOM WU   Director of Asset Management

Mr. Wu has been a portfolio manager of the Fund since November 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

The portfolio management team is assisted by research analysts that provide recommendations regarding investment opportunities for the Fund. Investment decisions regarding the Fund's investments are made by the portfolio managers in consultation with the analyst. The analysts assisting the Fund's portfolio management team are as follows:

Johan Meyer

Claus Born

Please retain this supplement with your prospectus for reference.

405 P-1 11/11

SUPPLEMENT DATED NOVEMBER 1, 2011

TO THE PROSPECTUS DATED

AUGUST 1, 2011

OF

TEMPLETON BRIC FUND

The prospectus is amended as follows:

The portfolio management team under the “Fund Details – Management” section on page 19 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in BRIC companies. The portfolio managers of the team are as follows:

MARK MOBIUS, PH.D.   Executive Chairman of Templeton Emerging Markets Group and Portfolio Manager of Asset Management

Dr. Mobius has been the lead portfolio manager of the Fund since inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

The following individuals have secondary portfolio management responsibilities:

DENNIS LIM   Co-Chief Executive Officer and Director of Asset Management

Mr. Lim has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

TOM WU   Director of Asset Management

Mr. Wu has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

Allan Lam   Portfolio Manager of Asset Management

Mr. Lam has been a portfolio manager of the Fund since November 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

Please retain this supplement with your prospectus for reference.

426 P-1 11/11

SUPPLEMENT DATED NOVEMBER 1, 2011

TO THE PROSPECTUS DATED

AUGUST 1, 2011

OF

TEMPLETON EMERGING MARKETS SMALL CAP FUND

The prospectus is amended as follows:

The portfolio management team under the “Fund Details – Management” section on page 18 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of emerging markets companies. The portfolio managers of the team are as follows:

MARK MOBIUS, PH.D.   Executive Chairman of Templeton Emerging Markets Group and Portfolio Manager of Asset Management

Dr. Mobius has been the lead portfolio manager of the Fund since inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

The following individuals have secondary portfolio management responsibilities:

DENNIS LIM   Co-Chief Executive Officer and Director of Asset Management

Mr. Lim has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

TOM WU   Director of Asset Management

Mr. Wu has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

Allan Lam   Portfolio Manager of Asset Management

Mr. Lam has been a portfolio manager of the Fund since November 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

The portfolio management team is assisted by a team of research analysts that provide recommendations regarding investment opportunities for the Fund. Investment decisions regarding the Fund's investments are made by the portfolio managers in consultation with the analysts. The analysts assisting the Fund's portfolio management team are as follows:

Grzegorz Konieczny

Erman Kalkandelen

Krzysztof Musialik

Please retain this supplement with your prospectus for reference.

490 P-1 11/11

SUPPLEMENT DATED NOVEMBER 1, 2011

TO THE PROSPECTUS DATED

AUGUST 1, 2011

OF

TEMPLETON ASIAN GROWTH FUND

The prospectus is amended as follows:

The portfolio management team under the “Fund Details – Management” section on page 19 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on the emerging market debt securities. The portfolio managers of the team are as follows:

MARK MOBIUS, PH.D.   Executive Chairman of Templeton Emerging Markets Group and Portfolio Manager of Asset Management

Dr. Mobius has been the lead portfolio manager of the Fund since inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

The following individuals have secondary portfolio management responsibilities:

ALLAN LAM   Portfolio Manager of Asset Management

Mr. Lam has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

DENNIS LIM   Co-Chief Executive Officer and Director of Asset Management

Mr. Lim has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

TOM WU  Director of Asset Management

Mr. Wu has been a portfolio manager of the Fund since November 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.  He joined Franklin Templeton Investments in 1987.

Please retain this supplement with your prospectus for reference.